RISK MANAGEMENT - Trading book risk - Liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 308,858,471	$ 271,975,564
Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,105,723	1,509,201
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,105,723	1,509,201
Trading derivatives [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,049,910	1,452,574
Derivatives [member] | Hedging derivative liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	55,813	56,627
Derivatives [member] | Hedging derivative liabilities [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	55,813	56,627
Derivatives [member] | Hedging derivative liabilities [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	55,813	56,627
Derivatives [member] | Trading derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,049,910	1,452,574
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,049,910	1,452,574
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 1,049,910	$ 1,452,574